Consolidated Statements of Income - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [LineItems]
Production revenues	$ 897.3	$ 477.5
Processing fees	8.4	6.4
Royalties	(148.3)	(48.6)
Sales of commodities purchased from third parties	14.3	13.6
Gross Revenue	771.7	448.9
Other income	6.9	6.0
Government decommissioning assistance	15.7	11.0
Risk management loss	(23.3)	(14.6)
Total revenue	771.0	451.3
Expenses
Operating	175.3	129.5
Transportation	35.1	18.7
Commodities purchased from third parties	12.2	12.6
General and administrative	18.4	15.3
Restructuring	2.5	(1.8)
Share-based compensation	28.1	19.4
Depletion, depreciation and impairment (reversal)	(111.5)	(198.6)
Provisions loss (gain)	(0.3)	1.2
Foreign exchange loss (gain)	0.7	(0.2)
Financing	44.9	45.4
Transaction costs	0.1	3.5
Other	1.8	(7.7)
Total expenses	207.3	37.3
Income before taxes	563.7	414.0
Deferred income tax (recovery)	(246.4)	0.0
Net and comprehensive income	$ 810.1	$ 414.0
Net income per share
Basic	$ 9.88	$ 5.52
Diluted	$ 9.6	$ 5.34
Weighted average shares outstanding (millions)
Basic	82.0	75.1
Diluted	84.4	77.6